Employees benefits (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	R$ 66,245	R$ 119,729
Net actuarial liabilities	66,245	119,729
Beginning balance of present value of actuarial liabilities	119,729	195,345
Interest on actuarial liabilities	11,434	16,805
Current service costs	508	678
Past service costs
Benefits paid directly by the Company	(4,562)	(8,811)
Business combination
Actuarial (gains) losses - experience	(62,276)	(55,928)
Actuarial (gains) losses - demographic hypothesis		(12,325)
Actuarial losses - economic hypothesis	1,412	(16,035)
Actuarial (gains) losses - exchange variation
Net defined benefit liability (asset) at end of period	66,245	119,729
Beginning balance of comprehensive income	49,568	(34,720)
Actuarial gains (losses)	60,864	84,288
Exchange variation
Ending balance of comprehensive income	110,432	49,568
Medical Plan [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefits paid directly by the Company	4,562	8,811
Contributions of the sponsor	(4,562)	(8,811)
Ending Balance of the fair value of the assets
Interest on actuarial liabilities	(11,434)	(16,805)
Current service costs	(508)	(678)
Past service costs
Immediate recognition of reduction
Cost recognizzed in statement of income	(11,942)	(17,483)
Current service costs	(19)	(508)
Interest on actuarial liabilities	(6,268)	(11,434)
Estimated costs for the next year	(6,287)	(11,942)
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	70,535	60,657
Net actuarial liabilities	70,535	60,657
Beginning balance of present value of actuarial liabilities	60,657	53,881
Interest on actuarial liabilities	5,052	4,071
Current service costs	2,669	2,480
Past service costs
Benefits paid directly by the Company	(4,937)	(11,482)
Business combination
Actuarial (gains) losses - experience	5,938	13,589
Actuarial (gains) losses - demographic hypothesis		2,237
Actuarial losses - economic hypothesis	1,156	(4,119)
Actuarial (gains) losses - exchange variation
Net defined benefit liability (asset) at end of period	70,535	60,657
Beginning balance of comprehensive income	(5,071)	6,636
Actuarial gains (losses)	(7,094)	(11,707)
Exchange variation
Ending balance of comprehensive income	(12,165)	(5,071)
F G T S Penalty [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefits paid directly by the Company	4,937	11,482
Contributions of the sponsor	(4,937)	(11,482)
Ending Balance of the fair value of the assets
Interest on actuarial liabilities	(5,052)	(4,071)
Current service costs	(2,669)	(2,480)
Past service costs
Immediate recognition of reduction
Cost recognizzed in statement of income	(7,721)	(6,551)
Current service costs	(3,021)	(2,669)
Interest on actuarial liabilities	(5,669)	(5,052)
Estimated costs for the next year	(8,690)	(7,721)
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	125,991	112,225
Net actuarial liabilities	125,991	112,225
Beginning balance of present value of actuarial liabilities	112,225	98,474
Interest on actuarial liabilities	10,104	7,997
Current service costs	5,707	5,221
Past service costs
Benefits paid directly by the Company	(16,201)	(14,542)
Business combination
Actuarial (gains) losses - experience	12,745	17,357
Actuarial (gains) losses - demographic hypothesis		1,935
Actuarial losses - economic hypothesis	1,411	(4,217)
Actuarial (gains) losses - exchange variation
Net defined benefit liability (asset) at end of period	125,991	112,225
Beginning balance of comprehensive income
Actuarial gains (losses)
Exchange variation
Ending balance of comprehensive income
Award For Length Of Service [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefits paid directly by the Company	16,201	14,542
Contributions of the sponsor	(16,201)	(14,542)
Ending Balance of the fair value of the assets
Interest on actuarial liabilities	(10,104)	(7,997)
Current service costs	(5,707)	(5,221)
Past service costs
Immediate recognition of reduction	(14,156)	(15,075)
Cost recognizzed in statement of income	(29,967)	(28,293)
Current service costs	(6,146)	(5,707)
Interest on actuarial liabilities	(10,893)	(10,104)
Estimated costs for the next year	(17,039)	(15,811)
Other [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	278,050	228,700
Net actuarial liabilities	278,050	228,700
Beginning balance of present value of actuarial liabilities	228,700	203,202
Interest on actuarial liabilities	16,947	15,388
Current service costs	22,123	22,804
Past service costs	3,326
Benefits paid directly by the Company	(44,141)	(26,633)
Business combination
Actuarial (gains) losses - experience	103,847	15,764
Actuarial (gains) losses - demographic hypothesis	(6,504)	1,623
Actuarial losses - economic hypothesis	(6,747)	19,775
Actuarial (gains) losses - exchange variation	(39,501)	(23,223)
Net defined benefit liability (asset) at end of period	278,050	228,700
Beginning balance of comprehensive income	(84,008)	(84,050)
Actuarial gains (losses)	(90,596)	(37,162)
Exchange variation	40,331	37,204
Ending balance of comprehensive income	(134,273)	(84,008)
Other [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefits paid directly by the Company	44,141	26,633
Contributions of the sponsor	(44,141)	(26,633)
Interest on actuarial liabilities	(16,947)	(15,388)
Current service costs	(22,123)	(22,804)
Past service costs	(3,326)
Immediate recognition of reduction
Cost recognizzed in statement of income	(42,396)	(38,192)
Current service costs	(30,317)	(22,804)
Interest on actuarial liabilities	(35,728)	(15,388)
Estimated costs for the next year	(66,045)	(38,192)
Others [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Ending Balance of the fair value of the assets